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American Funds Insurance Series
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9320
Fax (213) 486 9455
E-mail: cln@capgroup.com

Chad L. Norton
Secretary

February 6, 2004

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C. 20549-1004

Re:	American Funds Insurance Series
File No. 2-86838 and No. 811-3857

Ladies/Gentlemen:

On behalf of American Funds Insurance Series, we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 39 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 39 under the Investment Company Act of 1940.

This Post-Effective Amendment is being filed pursuant to Paragraph (a)(2) of Rule 485 due to the addition of a fund: World Growth and Income Fund. We propose that it become effective on May 1, 2006 and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of rule 485 of the 1933 Act prior to May 1 in order to update certain data and exhibits for the new fund.

If you have any questions about the enclosed, please telephone me collect at 213/486-9320 or Walter R. Burkley at 213/452-2060.

Sincerely,

/s/ Chad L. Norton

Chad L. Norton

Attachment

cc:	Ms. Lorna MacLeod
(Division of Investment Management -
Office of Insurance Products)